Document and Entity Information	12 Months Ended
Dec. 31, 2022 shares
Document and entity information
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-32305
Entity Registrant Name	BANCO ITAU CHILE
Entity Incorporation, State or Country Code	F3
Entity Address, Address Line One	Av. Presidente Riesco 5537
Entity Address, Address Line Two	Las Condes
Entity Address, City or Town	Santiago
Entity Address, Country	CL
Entity Common Stock, Shares Outstanding	973,517,871,202
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Central Index Key	0001276671
Document Period End Date	Dec. 31, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Amendment Flag	false
Auditor Firm ID	1364
Auditor Name	PricewaterhouseCoopers Consultores, Auditores y Compañía Limitada
Auditor Location	Santiago, Chile
Business Contact
Document and entity information
Entity Address, Address Line One	Presidente Riesco 5537
Entity Address, Address Line Two	Las Condes
Entity Address, City or Town	Santiago
Entity Address, Country	CL
City Area Code	562
Local Phone Number	2660-1701
American Depositary Shares
Document and entity information
Title of 12(b) Security	American Depositary Shares representing common shares
Trading Symbol	ITCB
Security Exchange Name	NYSE
Common Stock
Document and entity information
Title of 12(b) Security	Common shares, without par value*
Security Exchange Name	NYSE
No Trading Symbol Flag	true